COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments			$ 24,939	$ 18,418
Inventory purchase commitments, sole or limited suppliers			12,718	6,939
Amount of claim, including interest, penalties and legal fees			8,742
Principal Amount of Claim			1,002			$ 6,300
Amount of reduction of costs in cost of sales			3,260
Aggregate amount of guarantees			106,037
Restricted cash collateral			27,191
Settlement amount of arbitration		$ 400
Loss for firm non-cancelable and unconditional purchase commitments			1,016	1,448	$ 0
Subsidiary [Member]
Guarantor Obligations [Line Items]
Arbitration award amount		$ 13,500
Period of claim collection	5 years
Period of occurrence	2015-2019
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees			102,687
Aggregate amount				154,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses			$ 9,845	12,771	$ 11,184
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects			100.00%
Accrued royalties			$ 1,428
Royalties paid			$ 68	$ 20
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			5.00%
Percentage of amount funded for research and development projects			150.00%
Accrued royalties			$ 303